Schedule of breakdown borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Term loan	$ 2,276,603	$ 2,927,484
Term loan #1 [member]
IfrsStatementLineItems [Line Items]
Term loan	$ 2,276,603	$ 2,927,484			$ 206,695
Term loan #2 [member]
IfrsStatementLineItems [Line Items]
Term loan					280,233
Term loan #3 [Member]
IfrsStatementLineItems [Line Items]
Term loan					178,565
Term loan #4 [member]
IfrsStatementLineItems [Line Items]
Term loan					195,299
Term loan #6 [member]
IfrsStatementLineItems [Line Items]
Term loan					531,708
Term loan #7 [member]
IfrsStatementLineItems [Line Items]
Term loan					280,239
Term loan #9 [member]
IfrsStatementLineItems [Line Items]
Term loan					322,818
Term loan #10 [member]
IfrsStatementLineItems [Line Items]
Term loan					1,573,744
Term loan #11 [member]
IfrsStatementLineItems [Line Items]
Term loan					691,989
Term loan #12 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan [member]
IfrsStatementLineItems [Line Items]
Term loan					$ 4,261,290